Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (1,199,992)	$ (174,189)	¥ (5,025,494)	¥ (768,642)
Other comprehensive loss:
Unrealized gain on available-for-sale investments, net of tax			(11,695)	1,676
Foreign currency translation adjustment	(53,775)	(8,723)	5,221	10,343
Comprehensive loss	(1,253,767)	(182,912)	(5,031,968)	(756,623)
Add: Comprehensive loss attributable to non-controlling interests	36,418	5,286	37,927	38,813
Comprehensive loss attributable to Meta Data Limited’s shareholders	¥ (1,217,349)	$ (177,626)	¥ (4,994,041)	¥ (717,810)